Other Assets Components of Other Assets Table (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Components of Other Assets Table [Abstract]
Fixed assets, net	$ 83	$ 73
Other investments	67	104
Prepaid expenses and deferred charges	35	23
Ceded insurance reserves	22	22
Other intangible assets	16	20
Escrow advance receivable	11	8
Cost basis investments	10	0
Receivables from parent and affiliates	9	11
Current tax receivable	8	105
Real estate owned	8	13
Receivables related to sales of real estate loans and related trust assets	5	79
Other	7	17
Other Assets	$ 281	$ 475